Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	393,388	346,732
Buildings	164,436	148,459
Furniture	20,504	14,480
Office equipment	32,388	27,031
Vehicles	119	99
Total cost of property and equipment	610,835	536,801
Less: Accumulated depreciation	(225,788)	(264,089)
Impairment loss	(34,595)	(41,889)
Add: Foreign exchange differences	290	252
Construction in progress	238	720
Total	350,980	231,795